EARNINGS (LOSS) PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income (loss)	$ (2,741)	$ (4,257)	$ (2,460)	$ (2,995)	$ (6,998)	$ (5,455)	$ (11,102)	$ 53,607
Effect of common stock equivalents							0	0
Net income (loss) adjusted for common stock equivalents							$ (11,102)	$ 53,607
Denominator:
Weighted average common shares - basic	72,125,328		49,198,625		72,060,812	38,572,537	51,214,986	11,168,490
Dilutive effect of common stock equivalents: options and warrants							0	144,756
Weighted average common shares - diluted	72,125,328		49,198,625		72,060,812	38,572,537	51,214,986	11,313,246
Earnings (loss) per common share - basic	$ (0.04)		$ (0.05)		$ (0.10)	$ (0.14)	$ (0.22)	$ 4.80
Earnings (loss) per common share - diluted	$ (0.04)		$ (0.05)		$ (0.10)	$ (0.14)	$ (0.22)	$ 4.74